9. Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of prepaid expenses and other current assets
	December 31, 2017	December 31, 2016
Value-added tax recoverable, current	$2,936	$2,980
Deposit and prepayment for acquisitions, net of provision of $16,925 and $16,500, respectively (a)	116	2,207
Other deposit and prepayment, net of provision of $3,536 and $1,445, respectively (b)	3,962	5,533
Receivable from the Group’s executives and employees, net of provision of $6,059 and $6,059, respectively (c)	9,140	9,140
Other receivable, net of provision of $13,635 and $9,639, respectively	3,607	4,827
Others, net of provision of $nil and $426, respectively	–	150
Total prepaid expenses and other current assets	$19,761	$24,837